Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Inventories [Abstract]
Disclosure Of Detailed Information About Inventories

	December 31, 2020	December 31, 2019
Raw materials and consumables	$11,879	$12,848
Work-in-progress	8,330	9,848
Finished goods	3,746	3,222
Service inventory	4,567	4,180
	$28,522	$30,098